GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill	¥ 162,574,000	¥ 162,574,000		$ 23,571
Goodwill, accumulated impairment loss		0
Period of financial projections	10 years
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0
Tasgen Group
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired					66.67%